Loans (Q3) (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Analysis of allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period		$ 20,586	$ 22,712	$ 20,234	$ 22,570	$ 22,570	$ 25,990	$ 32,325
Additions (deductions) [Abstract]
Provision for loan losses		582	(175)	806	(1,439)	(1,309)	(2,714)	(3,136)
Recoveries credited to the allowance		1,212	905	2,998	3,623	4,619	5,022	7,420
Loans charged against the allowance		(902)	(1,399)	(2,560)	(2,711)	(5,587)	(5,728)	(10,619)
Balance at end of period		21,478	22,043	21,478	22,043	20,234	22,570	25,990
Allowance for loan losses [Abstract]
Individually evaluated for impairment		7,061		7,061		9,152	10,983
Collectively evaluated for impairment		14,417		14,417		11,082	11,587
Total ending allowance balance		21,478		21,478		20,234	22,570
Loans [Abstract]
Individually evaluated for impairment		68,794		68,794		79,831	89,131
Collectively evaluated for impairment		1,874,269		1,874,269		1,533,530	1,430,756
Total loans recorded investment		1,943,063		1,943,063		1,613,361	1,519,887
Accrued interest included in recorded investment		5,969		5,969		5,113	4,837
Total loans		1,937,094		1,937,094		1,608,248	1,515,050
Commercial [Member]
Analysis of allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period		5,100	6,039	4,880	5,670	5,670	5,445	6,827
Additions (deductions) [Abstract]
Provision for loan losses		(97)	(153)	(197)	(1,220)	(1,945)	(737)	(1,683)
Recoveries credited to the allowance		340	474	946	1,944	2,472	2,656	4,914
Loans charged against the allowance		(92)	(365)	(378)	(399)	(1,317)	(1,694)	(4,613)
Balance at end of period		5,251	5,995	5,251	5,995	4,880	5,670	5,445
Allowance for loan losses [Abstract]
Individually evaluated for impairment		967		967		2,244	2,708
Collectively evaluated for impairment		4,284		4,284		2,636	2,962
Total ending allowance balance		5,251		5,251		4,880	5,670
Loans [Abstract]
Individually evaluated for impairment		10,257		10,257		15,767	16,868
Collectively evaluated for impairment		829,073		829,073		790,228	733,399
Total loans recorded investment		839,330		839,330		805,995	750,267
Accrued interest included in recorded investment		2,080		2,080		1,978	1,869
Total loans		837,250		837,250		804,017	748,398
Mortgage [Member]
Analysis of allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period		8,145	9,956	8,681	10,391	10,391	13,444	17,195
Additions (deductions) [Abstract]
Provision for loan losses		68	(247)	(593)	(885)	(158)	(1,744)	(1,029)
Recoveries credited to the allowance		587	195	1,264	871	1,047	1,258	1,397
Loans charged against the allowance		(471)	(561)	(1,023)	(1,034)	(2,599)	(2,567)	(4,119)
Balance at end of period		8,329	9,343	8,329	9,343	8,681	10,391	13,444
Allowance for loan losses [Abstract]
Individually evaluated for impairment		5,823		5,823		6,579	7,818
Collectively evaluated for impairment		2,506		2,506		2,102	2,573
Total ending allowance balance		8,329		8,329		8,681	10,391
Loans [Abstract]
Individually evaluated for impairment		54,322		54,322		59,151	66,375
Collectively evaluated for impairment		730,050		730,050		481,828	433,931
Total loans recorded investment		784,372		784,372		540,979	500,306
Accrued interest included in recorded investment	[1]	3,026		3,026		2,364	2,270
Total loans		781,346		781,346		538,615	498,036
Installment [Member]
Analysis of allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period		900	1,139	1,011	1,181	1,181	1,814	2,246
Additions (deductions) [Abstract]
Provision for loan losses		(33)	208	173	399	401	(274)	349
Recoveries credited to the allowance		285	236	788	808	1,100	1,108	1,104
Loans charged against the allowance		(339)	(473)	(1,159)	(1,278)	(1,671)	(1,467)	(1,885)
Balance at end of period		813	1,110	813	1,110	1,011	1,181	1,814
Allowance for loan losses [Abstract]
Individually evaluated for impairment		271		271		329	457
Collectively evaluated for impairment		542		542		682	724
Total ending allowance balance		813		813		1,011	1,181
Loans [Abstract]
Individually evaluated for impairment		4,215		4,215		4,913	5,888
Collectively evaluated for impairment		315,146		315,146		261,474	228,827
Total loans recorded investment		319,361		319,361		266,387	234,715
Accrued interest included in recorded investment	[1]	863		863		771	698
Total loans		318,498		318,498		265,616	234,017
Payment Plan Receivables [Member]
Analysis of allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period	[2]	0	52	0	56	56
Additions (deductions) [Abstract]
Provision for loan losses	[2]	0	0	0	(4)
Recoveries credited to the allowance	[2]	0	0	0	0
Loans charged against the allowance	[2]	0	0	0	0
Balance at end of period	[2]	0	52	0	52	0	56
Subjective Allocation [Member]
Analysis of allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period		6,441	5,526	5,662	5,272	5,272	5,223	5,960
Additions (deductions) [Abstract]
Provision for loan losses		644	17	1,423	271	397	49	(737)
Recoveries credited to the allowance		0	0	0	0	0	0	0
Loans charged against the allowance		0	0	0	0	0	0	0
Balance at end of period		7,085	$ 5,543	7,085	$ 5,543	5,662	5,272	$ 5,223
Allowance for loan losses [Abstract]
Individually evaluated for impairment		0		0		0	0
Collectively evaluated for impairment		7,085		7,085		5,662	5,272
Total ending allowance balance		$ 7,085		$ 7,085		$ 5,662	$ 5,272

[1]	Credit scores have been updated within the last twelve months.
[2]	Payment plan receivables were reclassified to held for sale at December 31, 2016. See note #15.